Acquisitions and dispositions (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

Yen in millions
February 2, 2015
GPM
Cash and cash equivalents	¥2,740
Accounts receivable	7,325
Inventories	3,861
Other current assets	2,082
Property, plant and equipment	9,555
Goodwill	13,790
Intangible assets	48
Other non-current assets	767

Total assets acquired	40,168

Accounts payable	(2,861)
Other current liabilities	(4,618)
Other non-current liabilities	(2,665)

Total liabilities assumed	(10,144)

Noncontrolling interests	0

Net assets acquired	¥30,024

Mitsubishi Materials C.M.I. Corporation ("CMI") and Honda Elesys Co., Ltd. ("Elesys")
Unaudited Pro Forma Results of Operations

The unaudited pro forma results of operations of NIDEC for the years ended March 31, 2013 and 2014, as if the acquisitions of CMI and Elesys had occurred on April 1, 2012.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2013	2014
Pro forma net sales	¥755,775	¥928,910
Pro forma net income	9,428	57,656

	Yen
Pro forma net income attributable to Nidec Corporation per share
— Basic	¥34.99	¥211.91
— Diluted	32.50	198.27

Gerte- und Pumpenbau GmbH Dr. Eugen Schmidt ("GPM")
Unaudited Pro Forma Results of Operations

The unaudited pro forma results of operations of NIDEC for the years ended March 31, 2014 and 2015, as if the acquisition of GPM had occurred on April 1, 2013.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2014	2015
Pro forma net sales	¥909,356	¥1,065,579
Pro forma net income	56,795	77,253

	Yen
Pro forma net income attributable to Nidec Corporation per share
— Basic	¥208.75	¥276.03
— Diluted	195.30	260.22